Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,048,572)	$ (981,918)	$ (3,339,768)	$ (2,287,135)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	20,784	2,804	10,001	30,221
Accretion of debt discount	40,399		211,587	21,873
Share-based compensation	66,174	103,459	820,652	720,865
Changes in operating assets and liabilities:
Inventory			21,861	2,429
Prepaid expenses	(10,000)
Security deposit	(32,775)		6,000
Accounts payable and accrued expenses	276,268	288,270	(18,015)	108,587
Accrued liquidating damages	4,346,490
Net Cash Used In Operating Activities	(1,341,232)	(587,385)	(2,287,682)	(1,403,160)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for property and equipment	(43,956)		(69,198)	(3,601)
Net Cash Used In Investing Activities	(43,956)		(69,198)	(3,601)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of loans	(107,415)	(244,331)	(72,573)
Net proceeds from issuance of notes	106,000
Net proceeds from issuance of preferred stock	94,248	1,823,000	2,743,019	550,000
Proceeds from issuance of note payable - related party	1,000,000
Net Cash Provided By Financing Activities	1,092,833	1,578,669	2,670,446	550,000
Net Change in Cash	(292,355)	991,284	313,566	(856,761)
Cash - Beginning of Period	438,629	125,063	125,063	67,049
Cash - End of Period	146,274	1,116,347	438,629	125,063
Cash Paid During the Period for:
Income taxes
Interest
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of interest	108,843
Debt discount on convertible note	24,425			99,546
Debt discount on related party note payable	$ 166,591
Conversion of bridge notes			$ 800,000